COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)			1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 15, 2016	Jun. 20, 2016	Jan. 31, 2017	Jun. 20, 2016	Sep. 28, 2015	Jul. 17, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Other Commitments [Line Items]
Operating Leases, Rent Expense, Net, Total							$ 350,000	$ 171,000	$ 553,000	$ 330,000	$ 745,000	$ 484,000
Operating Leases Expiration Term									2017 through 2023		2017 through 2020
Operating Leases, Future Minimum Payments Due, Next Twelve Months							608,000		$ 608,000		$ 259,000
Operating Leases, Future Minimum Payments, Due in Two Years							1,091,000		1,091,000		174,000
Operating Leases, Future Minimum Payments Due							3,508,000		3,508,000		620,000
Exchange listing Compliance, Minimum Share Price					$ 1.00
Stockholders' Equity, Reverse Stock Split	1-for-10	1-for-12		1-for-12		1-for-10
Office [Member]
Other Commitments [Line Items]
Operating Leases, Future Minimum Payments Due							794,000		794,000
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year							43,000		$ 43,000
Lease Expiration Date									Apr. 30, 2023
Subsequent Event [Member] | Warehouse and Office Space Lease [Member]
Other Commitments [Line Items]
Operating Leases, Future Minimum Payments Due			$ 260,000
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year			$ 50,000
Lease Expiration Date			Apr. 29, 2020
Integrated Microwave Technologies LLC [Member]
Other Commitments [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months											330,000
Operating Leases, Future Minimum Payments, Due in Two Years											$ 35,000
Operating Leases Expiration Year and Month											2017-02
Operating Leases, Future Minimum Payments Due			$ 253,000
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year			$ 43,000				35,000		$ 35,000
Lease Expiration Date			Apr. 29, 2020
Vislink [Member]
Other Commitments [Line Items]
Operating Leases, Future Minimum Payments Due							2,020,000		2,020,000
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year							$ 337,000		$ 337,000
Lease Expiration Date									Mar. 31, 2020